Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current
Cash	$ 2,523,719	$ 3,838,650
Cash held in trust	5,816	3,216
Trade and other receivables	4,097	370,537
Prepayments	42,915	391,649
Loans receivable	990,688	451,529
Total Current Assets	3,567,235	5,055,581
Non-Current
Property, plant and equipment	2,443,588	2,339,182
Intangible assets		15,827
Loans receivable		503,493
Right-of-use assets	204,206
Total Non-Current Assets	2,647,794	2,858,502
Total Assets	6,215,029	7,914,083
Current
Trade and other payables	2,204,803	2,982,499
Lease liability	136,087
Loans and borrowings	184,285	352,814
Due to related parties	317,784	302,232
Total Current Liabilities	2,842,959	3,637,545
Non-Current
Lease liability	70,869
Total Non-Current Liabilities	70,869
Total Liabilities	2,913,828	3,637,545
Shareholders’ Equity
Share capital	63,639,395	63,319,398
Other reserves	3,370	24,423
Accumulated deficit	(58,253,006)	(57,459,061)
Accumulated other comprehensive loss	(2,088,558)	(1,608,222)
Total Shareholders’ Equity	3,301,201	4,276,538
Total Liabilities and Shareholders’ Equity	$ 6,215,029	$ 7,914,083